Schedule of movement in allowance for expected credit losses (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Trade And Other Receivables
Beginning of financial period/year	$ 457,557	$ 588,373	$ 460,413
Allowance for expected credit losses			277,101
Less: Reversal of allowance for expected credit losses			(149,141)
End of financial period/year	$ 457,557	$ 588,373	$ 588,373